PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Other post-employment benefits cost - Components (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		Rp 1,176	Rp 1,600	Rp 2,080
Defined benefit plan actuarial gain (loss) - net of tax	$ 152	2,109	(4,820)	2,375
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Service costs		4	6	6
Net interest cost		29	26	36
Net periodic pension benefit cost		33	32	42
Experience adjustments		(25)	40	10
Changes in demographic assumptions		20	(34)
Changes in financial assumptions		20	(30)	30
Defined benefit plan actuarial gain (loss) - net of tax		Rp 15	Rp (24)	Rp 40
Discount rate	6.25%	6.25%	8.00%	5.75%